Equity-Accounted Investees - Summary of Financial Information of SunStream (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Current assets (including cash and cash equivalents - 2023: $0.3 million, 2022: $1.5 million)	$ 406,914	$ 501,483
Current liabilities	(103,147)	(89,361)
Profit (loss) from operations	(176,551)	(372,428)
Other comprehensive income (loss)	(12,771)	24,581
Sundial Growers Inc [Member]
Disclosure of joint ventures [line items]
Current assets (including cash and cash equivalents - 2023: $0.3 million, 2022: $1.5 million)	2,675	5,437
Non-current assets	532,740	509,418
Current liabilities	(1,096)	(1,146)
Net assets and liabilities	534,319	513,709
Revenue (loss)	14,098	(35,046)
Profit (loss) from operations	7,348	(42,627)
Other comprehensive income (loss)	(12,771)	31,923
Total comprehensive income (loss)	$ (5,177)	$ (10,619)